Other Long-Term Assets - Schedule of Assets, Liabilities, Partners' Equity and Equity (Loss) Income (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Current assets		$ 7,664	$ 7,405
Current liabilities		8,063	9,631
Partners' equity		44,366	39,468	$ 39,832
Revenue		44,167	41,509	40,835
Net income		10,820	6,106	8,233
Depletion, depreciation and amortization	[1]	9,384	6,681	6,413
Interest and other financing expense		834	592	$ 636
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partners' equity		$ (496)	(509)
Partners' equity at Company's 50% interest		50.00%
Revenue		$ 315	325
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent		25.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets		$ 493	535
Non-current assets		10,298	10,286
Current liabilities		2,953	2,082
Non-current liabilities		8,829	9,757
Partners' equity		(991)	(1,018)
Revenue		1,365	1,490
Net income		26	92
Depletion, depreciation and amortization		265	346
Interest and other financing expense		$ 457	$ 502

[1]	Depletion, depreciation and amortization expense for the year ended December 31, 2025 includes a $1,462 million (2024 – $160 million; 2023 – $436 million) non-cash recoverability charge for revisions to abandonment and decommissioning costs in the North Sea, a $269 million non-cash recoverability charge related to the decision to not pursue an extension of the Company's Production Sharing Contract ("PSC") for the Espoir field in Offshore Africa, and a $46 million non-cash derecognition of exploration and evaluation assets related to the decision to not pursue development of Kossipo in Offshore Africa (notes 5 and 6).